Other long-term assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Subclassifications of assets, liabilities and equities [abstract]
Long-term maintenance agreements	$ 21,647	$ 25,561
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights (Note 16)	24,652	23,945
Retirement benefits assets (Note 16)	27,482	11,623
Deposits	11,253	10,843
Deferred financing fees	3,182	3,292
Other	16,732	9,895
Other long-term assets	$ 104,948	$ 85,159